CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 916,391	$ 883,549	$ 702,882
Cost of revenues	(687,184)	(555,389)	(145,739)
Gross profit	229,207	328,160	557,143
General and administrative (expenses) income	(151,251)	(125,405)	(100,571)
Operating (loss) income	(151,446)	(34,473)	309,533
Interest income	11,367	22,221	43,857
Interest expenses	(20,791)	(16,519)	(17,308)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, nil and 10,583 for the years ended December 31, 2014, 2015 and 2016, respectively)	10,583
Investment income	3,281	1,333	0
Other-than-temporary impairment on available-for-sale securities			(8,417)
Foreign exchange gain (loss)	(1,882)	1,464	(44)
Income (loss) before income taxes	(144,651)	(21,038)	334,826
Income tax expenses	(24,984)	5,905	(81,609)
Net income (loss)	(169,635)	(15,133)	253,217
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(60,732)	(55,928)	(4,323)
Amounts reclassified from accumulated other comprehensive income	10,583
Unrealized gain (loss) on available-for-sale securities	7,326	(4,002)	10,508
Other comprehensive income (loss), net of tax	(70,985)	(59,930)	6,185
Comprehensive income (loss)	(240,620)	(75,063)	259,402
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative (expenses) income	3,610	3,023	(867)
Operating (loss) income	3,610	3,023	(867)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	(167,967)	(6,254)	270,241
Interest income	1,775	260	3,303
Interest expenses	(17,807)	(12,108)	(11,033)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, nil and 10,583 for the years ended December 31, 2014, 2015 and 2016, respectively)	10,583
Investment income	1,571
Other-than-temporary impairment on available-for-sale securities	(2,232)		(8,417)
Foreign exchange gain (loss)	832	(17)	(10)
Income (loss) before income taxes	(169,635)	(15,096)	253,217
Income tax expenses
Net income (loss)	(169,635)	(15,096)	253,217
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(67,728)	(55,928)	(4,323)
Amounts reclassified from accumulated other comprehensive income	(10,583)
Unrealized gain (loss) on available-for-sale securities	7,326	(4,002)	10,508
Other comprehensive income (loss), net of tax	(70,985)	(59,930)	6,185
Comprehensive income (loss)	$ (240,620)	$ (75,026)	$ 259,402